Property, Plant and Equipment (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Property, plant and equipment, at cost [Abstract]
Land	$ 176.4	$ 165.1
Mineral properties and rights	2,861.0	2,592.8
Buildings and leasehold improvements	1,083.8	861.6
Machinery and equipment	4,266.1	3,598.3
Construction in-progress	1,224.4	790.7
Property, plant and equipment, at cost	9,611.7	8,008.5
Less: accumulated depreciation and depletion	2,975.8	2,542.9
Property, plant and equipment, net	6,635.9	5,465.6
Depreciation, depletion and amortization expense and capitalized
Depreciation, depletion and amortization expense	447.4	445.0	360.5
Capitalized interest on major construction projects	$ 57.1	$ 37.3	$ 14.7